CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Service Revenues
Advertising services, transactions with a related party	$ 742	[1]	$ 0	$ 30
Related Party Transaction, Other Revenues from Transactions with Related Party	34		0	0
Product Revenues
Revenue from Enterprise Mobility Transactions With Related Parties, Net	1,163		1,533	5,362
Cost of revenues
Cost of services, transactions with a related party	0		117	0
Operating expenses
Selling and marketing expenses, transactions with a related party	$ 0		$ 0	$ 163

[1]	The Group promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue before the acquisition date, sequentially eliminated upon consolidation.